Goodwill and Intangible Assets, Future Estimated Amortization Expense (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Estimated Amortization Expense [Abstract]
2022	$ 35
2023	21
2024	8
2025	0
2026	0
Total	$ 64